Fees Summary	Oct. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 292,000
Previously Paid Amount	0.00
Total Fee Amount	40.33
Total Offset Amount	0.00
Net Fee	40.33
Narrative - Max Aggregate Offering Price	$ 292,000
Final Prospectus	true